SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Basis of Preparation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Basis of preparation [Abstract]
Net cash outflows from operating and investing activities	$ 9,188,863	$ 6,645,809
Cash and cash equivalents	$ 11,438,526	$ 14,256,359	$ 5,672,551	$ 1,697,905